Note 11 - Fair Value Measurements (Details Textual) - Secured Debt [Member]	Dec. 31, 2022
Measurement Input, Discount Rate [Member]
Debt Instrument, Measurement Input	0.1841
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument, Measurement Input	0.0441
Measurement Input, Entity Credit Risk [Member]
Debt Instrument, Measurement Input	0.08
Litigation Inherent Risk [Member]
Debt Instrument, Measurement Input	0.06